Carillon Reams Core Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 26.8%	Par	Value
Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.76%, 11/15/2026	$1,447,296	$1,450,183
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, 08/15/2027	2,500,000	2,486,636
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	1,365,364	1,355,333
AMSR Trust
Series 2019-SFR1, Class A, 2.77%, 01/19/2039 (a)	655,000	634,020
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	2,745,546	2,659,817
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,150,000	1,081,382
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (a)	735,000	728,741
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A, 2.36%, 03/20/2026 (a)	1,465,000	1,455,038
Series 2020-1A, Class A, 2.33%, 08/20/2026 (a)	2,035,000	2,001,194
Series 2022-4A, Class A, 4.77%, 02/20/2029 (a)	4,330,000	4,363,168
Series 2022-5A, Class A, 6.12%, 04/20/2027 (a)	1,020,000	1,039,448
Series 2023-5A, Class A, 5.78%, 04/20/2028 (a)	1,340,000	1,375,867
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)	3,340,000	3,432,715
Series 2024-2A, Class A, 5.13%, 10/20/2028 (a)	3,105,000	3,159,261
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)	1,765,000	1,811,284
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026 (a)	1,824,016	1,827,628
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027	2,210,000	2,225,102
Series 2024-A, Class A2B, 5.60% (30 day avg SOFR US + 0.34%), 02/25/2027	1,165,000	1,166,064
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A, 3.49%, 05/15/2027	4,300,000	4,271,281
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/2026	685,576	685,687
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56%, 07/15/2027	2,070,000	2,055,139
Dryden Senior Loan Fund, Series 2016-45A, Class A1RR, 5.92% (3 mo. Term SOFR + 1.08%), 10/15/2030 (a)	4,540,000	4,540,804
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026	1,479,795	1,483,800
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037 (a)	1,682,568	1,635,749
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	3,231,750	3,128,390
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)	1,450,397	1,378,158
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A, 5.14%, 03/15/2026	374,978	374,992
Series 2023-B, Class A2B, 5.83% (30 day avg SOFR US + 0.49%), 06/15/2026	1,124,975	1,125,520
Series 2024-B, Class A2A, 5.40%, 04/15/2027	1,000,000	1,007,976
Series 2024-B, Class A2B, 5.74% (30 day avg SOFR US + 0.40%), 04/15/2027	975,000	977,020
Series 2024-C, Class A2B, 5.75% (30 day avg SOFR US + 0.40%), 08/15/2027	1,115,000	1,115,111
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026	877,721	879,917
Series 2024-1, Class A2A, 5.12%, 02/16/2027	707,234	708,577
Series 2024-1, Class A2B, 5.74% (30 day avg SOFR US + 0.40%), 02/16/2027	599,351	599,521
Series 2024-3, Class A2A, 5.35%, 06/16/2027	975,000	982,227
Series 2024-3, Class A2B, 5.70% (30 day avg SOFR US + 0.36%), 06/16/2027	975,000	974,811
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (a)	1,110,000	1,093,011
Series 2023-3A, Class A, 5.94%, 02/25/2028 (a)	865,000	886,590
Series 2023-4A, Class A, 6.15%, 03/25/2030 (a)	1,030,000	1,079,216
Series 2024-2A, Class A, 5.48%, 01/27/2031 (a)	2,780,000	2,851,550
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)	1,470,000	1,384,336
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025 (a)	3,480,000	3,459,436
Honda Auto Receivables Owner Trust
Series 2022-1, Class A3, 1.88%, 05/15/2026	480,138	474,415
Series 2023-1, Class A2, 5.22%, 10/21/2025	445,560	445,622
Series 2024-1, Class A2, 5.36%, 09/15/2026	3,657,348	3,668,418
Series 2024-2, Class A2, 5.48%, 11/18/2026	3,910,000	3,935,754
Hyundai Auto Receivables Trust
Series 2023-A, Class A2A, 5.19%, 12/15/2025	470,873	470,969
Series 2023-B, Class A2A, 5.77%, 05/15/2026	1,177,384	1,180,161
Series 2023-C, Class A2B, 5.97% (30 day avg SOFR US + 0.63%), 01/15/2027	1,264,937	1,266,399
Series 2024-B, Class A2A, 5.15%, 06/15/2027	1,385,000	1,394,261
Series 2024-B, Class A2B, 5.71% (30 day avg SOFR US + 0.37%), 06/15/2027	1,210,000	1,209,595
Invitation Homes Trust
Series 2018-SFR4, Class A, 6.31% (1 mo. Term SOFR + 1.21%), 01/17/2038 (a)	3,349,882	3,351,362
Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)	895,000	868,156
Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A2, 5.24%, 11/17/2025	812,836	813,079
Series 2024-A, Class A2B, 5.76% (30 day avg SOFR US + 0.42%), 02/16/2027	1,015,000	1,015,237
Series 2024-B, Class A2B, 5.79% (30 day avg SOFR US + 0.44%), 12/15/2026	700,000	700,110
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%, 11/16/2026	2,314,258	2,323,853
Series 2024-1, Class A2B, 5.71% (30 day avg SOFR US + 0.37%), 05/17/2027	2,039,608	2,039,991
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A2A, 5.34%, 02/17/2026	766,107	766,601
Series 2023-B, Class A2A, 5.95%, 05/15/2026	1,288,549	1,293,495
Series 2023-B, Class A2B, 5.90% (30 day avg SOFR US + 0.56%), 05/15/2026	1,872,251	1,874,470
Series 2024-A, Class A2B, 5.72% (30 day avg SOFR US + 0.38%), 12/15/2026	4,475,000	4,475,814
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026 (a)	566,707	568,057
Series 2023-2A, Class A2B, 5.93% (30 day avg SOFR US + 0.58%), 11/23/2026 (a)	456,687	456,868
Progress Residential Trust
Series 2021-SFR2, Class A, 1.55%, 04/19/2038 (a)	1,347,324	1,295,740
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)	1,543,561	1,484,983
Series 2021-SFR4, Class A, 1.56%, 05/17/2038 (a)	1,988,784	1,909,629
Series 2021-SFR5, Class A, 1.43%, 07/17/2038 (a)	727,465	693,787
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)	816,661	771,502
Series 2022-SFR2, Class A, 2.95%, 04/17/2027 (a)	3,006,680	2,896,020
Series 2024-SFR5, Class A, 3.00%, 08/09/2029 (a)	945,000	879,286
STAR Trust
Series 2021-SFR1, Class A, 5.81% (1 mo. Term SOFR + 0.71%), 04/17/2038 (a)	1,389,965	1,381,466
Series 2022-SFR3, Class A, 6.75% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)	3,254,712	3,259,548
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A2A, 5.27%, 01/15/2026	193,182	193,203
Series 2023-A, Class A2, 5.05%, 01/15/2026	243,123	243,128
Series 2023-B, Class A2A, 5.28%, 05/15/2026	1,079,774	1,080,458
Series 2023-C, Class A2A, 5.60%, 08/17/2026	1,444,413	1,447,628
Series 2024-A, Class A2B, 5.69% (30 day avg SOFR US + 0.35%), 12/15/2026	1,690,659	1,690,840
Series 2024-C, Class A2A, 5.16%, 05/17/2027	1,140,000	1,147,161
Series 2024-C, Class A2B, 5.71% (30 day avg SOFR US + 0.37%), 05/17/2027	1,140,000	1,140,470
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 06/17/2040 (a)	1,798,881	1,803,715
USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, 07/15/2026 (a)	780,034	781,542
TOTAL ASSET-BACKED SECURITIES (Cost $130,313,903)		131,624,493

CORPORATE BONDS - 25.7%	Par	Value
Air Freight & Logistics - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034	2,390,000	2,511,994

Airlines - 2.7%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)	684,262	685,059
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)	3,974,527	3,969,438
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029	465,934	439,709
Series 2019-1, Class AA, 3.15%, 02/15/2032	517,761	481,645
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)	428,650	401,491
Series 2020-1, Class A, 4.25%, 11/15/2032 (a)	949,675	909,439
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028	2,115,091	1,977,848
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032	1,067,794	1,024,591
Series 2020-1, Class A, 2.75%, 05/15/2032	1,220,791	1,091,939
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027	349,511	336,436
Series 2016-2, Class AA, 2.88%, 10/07/2028	668,440	625,243
Series 2018-1, Class AA, 3.50%, 03/01/2030	1,199,872	1,129,859
Series 2019-1, Class AA, 4.15%, 08/25/2031	353,968	339,646
		13,412,343

Auto Manufacturers - 2.4%
General Motors Financial Co., Inc.
6.05%, 10/10/2025	1,110,000	1,123,626
1.25%, 01/08/2026	3,440,000	3,300,751
3.10%, 01/12/2032	1,065,000	931,412
Toyota Motor Credit Corp., 5.00%, 03/19/2027	1,465,000	1,501,353
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (a)	2,260,000	2,301,549
3.75%, 05/13/2030 (a)	2,905,000	2,754,094
		11,912,785

Banks - 5.8%
Bank of America Corp.
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033	2,140,000	2,129,721
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033	2,580,000	2,646,945
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030	1,345,000	1,346,560
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033	5,345,000	5,006,985
HSBC Holdings PLC, 4.95%, 03/31/2030	2,195,000	2,249,923
JPMorgan Chase & Co.
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033	685,000	685,145
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033	4,075,000	4,162,119
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035	1,470,000	1,533,113
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033	1,240,000	1,339,746
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030	2,590,000	2,689,734
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031	2,785,000	2,788,153
4.90% to 07/25/2032 then SOFR + 2.10%, 07/25/2033	1,950,000	1,972,353
		28,550,497

Capital Markets - 1.9%
Morgan Stanley, 2.94% to 01/21/2032 then SOFR + 1.29%, 01/21/2033	2,780,000	2,483,226
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034	2,485,000	2,545,736
The Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	2,665,000	2,397,787
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (a)	1,575,000	1,507,725
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030 (a)(b)	625,000	584,618
		9,519,092

Consumer Finance - 0.4%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028	1,650,000	1,685,853

Containers & Packaging - 0.5%
Sonoco Products Co., 3.13%, 05/01/2030	2,580,000	2,403,417

Electric - 5.3%
Appalachian Power Co., 2.70%, 04/01/2031	2,885,000	2,574,898
Consolidated Edison Co. of New York, Inc., 3.35%, 04/01/2030	480,000	461,744
DTE Electric Co., 5.20%, 04/01/2033	2,095,000	2,194,718
Duke Energy Florida LLC
5.88%, 11/15/2033	670,000	733,119
5.65%, 04/01/2040	2,590,000	2,759,654
Duke Energy Indiana LLC, 5.25%, 03/01/2034	1,190,000	1,247,492
Duke Energy Progress LLC, 5.25%, 03/15/2033	1,915,000	2,007,412
Entergy Arkansas LLC
5.30%, 09/15/2033	1,705,000	1,781,191
5.45%, 06/01/2034	1,385,000	1,469,041
3.35%, 06/15/2052	1,490,000	1,092,664
Entergy Louisiana LLC, 5.35%, 03/15/2034	1,520,000	1,589,851
Indianapolis Power & Light Co., 5.65%, 12/01/2032 (a)	2,065,000	2,181,514
MidAmerican Energy Co., 5.35%, 01/15/2034	1,060,000	1,125,122
Monongahela Power Co., 5.85%, 02/15/2034 (a)	1,440,000	1,543,405
Public Service Co. of New Hampshire, 5.35%, 10/01/2033	2,660,000	2,818,369
Wisconsin Public Service Corp., 2.85%, 12/01/2051	845,000	563,925
		26,144,119

Electric Utilities - 1.8%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030	2,415,000	2,334,588
Union Electric Co., 5.20%, 04/01/2034	1,680,000	1,756,121
Wisconsin Power and Light Co.
1.95%, 09/16/2031	1,650,000	1,394,876
3.95%, 09/01/2032	1,680,000	1,614,828
4.95%, 04/01/2033	1,895,000	1,934,691
		9,035,104

Equity REITs - 0.9%
Agree LP, 2.00%, 06/15/2028	2,905,000	2,654,301
Ventas Realty LP, 4.75%, 11/15/2030	1,455,000	1,468,342
		4,122,643

Insurance - 0.5%
MetLife, Inc., 5.38%, 07/15/2033	2,370,000	2,521,696

Multi-Utilities - 1.1%
Dominion Energy, Inc., 3.38%, 04/01/2030	1,480,000	1,402,706
Public Service Enterprise Group, Inc., 2.45%, 11/15/2031	2,000,000	1,752,895
WEC Energy Group, Inc., 1.80%, 10/15/2030	2,565,000	2,217,857
		5,373,458

Oil & Gas - 0.7%
BP Capital Markets America, Inc.
4.99%, 04/10/2034	995,000	1,016,657
5.23%, 11/17/2034	2,400,000	2,498,727
		3,515,384

Oil, Gas & Consumable Fuels - 0.5%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	2,300,000	2,263,883

Tobacco - 0.4%
Altria Group, Inc., 2.45%, 02/04/2032	2,480,000	2,116,606

Transportation - 0.3%
Burlington Northern Santa Fe LLC, 2.88%, 06/15/2052	1,675,000	1,154,940
Union Pacific Railroad Co., Pass Through Trust
Series 2004, 5.40%, 07/02/2025	2,941	2,946
Series 2005, 5.08%, 01/02/2029	66,285	66,792
Series 2006, 5.87%, 07/02/2030	121,064	124,863
		1,349,541
TOTAL CORPORATE BONDS (Cost $126,744,057)		126,438,415

U.S. TREASURY SECURITIES - 23.0%	Par	Value
U.S. Treasury Bonds
2.38%, 02/15/2042	2,455,000	1,912,023
2.25%, 02/15/2052	23,263,000	15,863,367
3.00%, 08/15/2052	14,861,000	11,942,787
4.13%, 08/15/2053	11,325,000	11,277,665
4.25%, 08/15/2054	17,485,000	17,853,824
U.S. Treasury Inflation Indexed Notes, 1.75%, 01/15/2034	8,905,432	9,004,188
U.S. Treasury Notes
4.13%, 02/15/2027	4,300,000	4,349,719
3.88%, 08/15/2034	40,635,000	40,920,715
TOTAL U.S. TREASURY SECURITIES (Cost $111,886,918)		113,124,288

AGENCY MORTGAGE-BACKED SECURITIES - 19.8%	Par	Value
Fannie Mae Pool
4.00%, 10/15/2054 (c)	8,635,000	8,292,047
4.50%, 10/15/2054 (c)	13,655,000	13,423,235
5.00%, 10/15/2054 (c)	16,665,000	16,653,933
5.50%, 10/15/2054 (c)	46,250,000	46,785,551
6.00%, 10/15/2054 (c)	9,545,000	9,755,266
Fannie Mae-Aces, Series 2021-M23, Class AB, 0.50%, 11/01/2031	2,555,688	2,138,337
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $96,866,914)		97,048,369

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.6%	Par	Value
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051	502,360	487,059
Series 2020-B22, Class A2, 1.16%, 01/15/2054	2,741,000	2,614,888
Series 2021-B23, Class A2, 1.62%, 02/15/2054	1,160,000	1,014,767
Series 2021-B24, Class A2, 1.95%, 03/15/2054	1,815,000	1,670,938
Series 2022-B33, Class A2, 3.32%, 03/15/2055	1,905,000	1,811,506
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (a)(d)	914,615	770,181
Series 2021-J3, Class A3A, 2.50%, 09/25/2051 (a)(d)	1,421,458	1,196,231
COMM Mortgage Trust
Series 2015-CR25, Class ASB, 3.54%, 08/10/2048	302,737	301,173
Series 2015-PC1, Class ASB, 3.61%, 07/10/2050	99,485	99,263
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053	1,802,953	1,714,301
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051 (a)(d)	3,796,642	3,200,008
Series 2021-3INV, Class A18, 5.00%, 06/25/2051 (a)(d)	675,777	671,458
Series 2021-3INV, Class A2, 2.50%, 06/25/2051 (a)(d)	1,309,556	1,103,762
Series 2021-4, Class A1, 2.50%, 06/01/2051 (a)(d)	2,735,043	2,303,527
Series 2021-4, Class A5, 2.50%, 06/01/2051 (a)(d)	465,474	413,647
Series 2021-6INV, Class A4, 2.50%, 08/25/2051 (a)(d)	2,953,761	2,489,510
Series 2021-7, Class A1, 2.50%, 08/25/2051 (a)(d)	3,769,426	3,177,068
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 2.50%, 10/25/2051 (a)(d)	1,202,687	1,079,636
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.92%, 10/25/2050 (a)(d)	786,741	692,424
Series 2021-GR2, Class A2, 2.50%, 02/25/2052 (a)(d)	2,783,539	2,344,302
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (a)(d)	505,421	426,212
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051 (a)(d)	875,314	737,761
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(d)	1,227,206	1,170,178
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(d)	791,536	665,129
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (a)(d)	1,413,842	1,235,474
JP Morgan Mortgage Trust
Series 2020-9, Class A4, 2.50%, 05/25/2051 (a)(d)	1,243,185	1,147,798
Series 2021-10, Class A3A, 2.00%, 12/25/2051 (a)(d)	3,671,498	2,959,716
Series 2021-14, Class A12, 5.00%, 05/25/2052 (a)(d)	1,091,510	1,088,296
Series 2021-15, Class A2, 3.00%, 06/25/2052 (a)(d)	3,725,957	3,267,635
Series 2021-15, Class A3, 2.50%, 06/25/2052 (a)(d)	984,139	829,483
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(d)	2,233,161	1,882,280
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(d)	877,058	739,081
Series 2021-7, Class A3, 2.50%, 11/25/2051 (a)(d)	684,722	577,119
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(d)	3,399,874	2,863,890
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052 (a)(d)	1,207,592	1,018,546
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(d)	1,792,378	1,569,705
Series 2022-1, Class A2, 3.00%, 07/25/2052 (a)(d)	1,501,788	1,317,506
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(d)	691,986	604,721
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(d)	349,494	306,818
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(d)	2,422,792	2,126,162
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(d)	1,526,448	1,337,729
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.56%, 07/15/2048	87,164	86,913
Mello Mortgage Capital Acceptance
Series 2021-INV1, Class A4, 2.50%, 06/25/2051 (a)(d)	1,809,303	1,620,625
Series 2021-MTG1, Class A1, 2.50%, 04/25/2051 (a)(d)	1,526,812	1,282,143
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(d)	530,178	497,319
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(d)	663,394	559,557
Series 2022-J2, Class A2, 3.00%, 08/25/2052 (a)(d)	1,514,510	1,323,405
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(d)	3,130,009	2,744,993
Series 2023-J1, Class A1, 4.50%, 01/25/2053 (a)(d)	1,844,241	1,787,186
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(d)	1,988,968	1,766,282
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051 (a)(d)	470,813	408,655
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051 (a)(d)	625,395	562,674
Series 2021-2, Class A3, 2.50%, 05/25/2051 (a)(d)	1,259,795	1,135,718
Sequoia Mortgage Trust, Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(d)	933,356	783,181
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (a)(d)	1,488,787	1,471,145
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051 (a)(d)	715,477	715,408
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/2053	3,019,191	2,871,769
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050 (a)(d)	276,002	232,801
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $75,614,435)		76,876,662

SHORT-TERM INVESTMENTS - 1.2%
U.S. Treasury Bills - 1.2%	Par
5.19%, 02/20/2025 (e)	6,090,000	5,985,476
TOTAL SHORT-TERM INVESTMENTS (Cost $5,970,600)		5,985,476

TOTAL INVESTMENTS - 112.1% (Cost $547,396,827)		551,097,703
Liabilities in Excess of Other Assets - (12.1)%		(59,402,056)
TOTAL NET ASSETS - 100.0%		$491,695,647

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(e)	The rate shown is the effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Carillon Reams Core Bond Fund
Schedule of Credit Default Swap Contracts
September 30, 2024 (Unaudited)

Reference Entity *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity (Moody’s/S&P)	Maturity Date	Notional Value (b)	Value (c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 43	1.00%	Quarterly	Baa2/BBB	12/20/2029	29,500,000	655,900	661,868	(5,968)
	0.000%					$655,900	$661,868	$(5,968)

* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $740,029 of variation margin related to swap contracts due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Reams Core Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total

Investments:
Asset-Backed Securities	$–	$131,624,493	$–	$131,624,493
Corporate Bonds	–	126,438,415	–	126,438,415
U.S. Treasury Securities	–	113,124,288	–	113,124,288
Agency Mortgage-Backed Securities	–	97,048,369	–	97,048,369
Commercial Mortgage-Backed Securities	–	76,876,662	–	76,876,662
U.S. Treasury Bills	–	5,985,476	–	5,985,476
Total Investments	$–	$551,097,703	$–	$551,097,703